Intangible Royalty Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Royalty Interests

The following schedules of the intangible royalty interests present the cost, accumulated amortization and net carrying value as of June 30, 2020 and December 31, 2019.

As of June 30, 2020	Cost	Accumulated amortization	Net carrying value
	(in thousands)
DPP-IV Inhibitors	$606,216	$565,958	$40,258

Total intangible royalty assets	$606,216	$565,958	$40,258

As of December 31, 2019	Cost	Accumulated amortization	Net carrying value
	(in thousands)
DPP-IV Inhibitors	$606,216	$554,492	$51,724

Total intangible royalty assets	$606,216	$554,492	$51,724

The following are schedules of the royalty assets classified as intangible assets showing cost, accumulated amortization and net carrying value at December 31, 2019 and 2018.

(in thousands)	As of December 31, 2019
	Cost	Accumulated amortization	Net carrying value
DPP-IV license agreements	$606,216	$554,492	$51,724

(in thousands)	As of December 31, 2018
	Cost	Accumulated amortization	Net carrying value
DPP-IV license agreements	$606,216	$530,568	$75,648